SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 345,221	$ 297,682	$ 255,576
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	134,646	125,896	108,692
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	121,465	103,862	87,348
United States [Member]
Segment Reporting Information [Line Items]
Revenue	57,594	52,234	47,733
Other countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 31,516	$ 15,690	$ 11,803